Other Information (Schedule Of Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Foreign currency translation adjustment	$ 3,210	$ (449)	$ 5,916
Unrealized holding gain on marketable securities	15,324	2,667	14,475
Unrealized holding gain on cash flow derivatives	30,074	20,157	9,067
Total increase in deferred tax liabilities	$ 48,608	$ 22,375	$ 29,458